Condensed Consolidated Statements of Loss and Comprehensive Loss (Unaudited)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares
Revenue
Total revenue	$ 276,722	$ 241,886	$ 34,298	$ 40	$ 348,335	$ 3,094	$ 625,057	$ 37,392	$ 84,625	$ 682,786
Expenses
Production	135,467	115,000	11,179	9,949	196,879	10,213	332,346	21,392	59,671	557,624
General and administrative	1,053,070	204,366	145,150	115,037	1,013,972	197,791	2,067,042	342,941	496,381	412,594
Depletion and depreciation	73,093	56,884	12,717	2,077	88,895	9,238	161,988	21,955	60,479	37,291
Accretion on asset retirement obligations	8,238	8,223	2,987	2,931	16,476	5,805	24,714	8,792	19,907	49,700
Foreign exchange gain (loss)	(22,337)	3,644	14,195	10,476	8,614	27,152	(13,723)	41,347	24,301	(5,402)
Gain on settlement of asset retirement obligations										(10,415)
Forfeiture of reclamation deposit			(318)	50,483		50,483		50,165	50,165
Loss on disposal of property and equipment									613,457	879,070
Total operating expenses	(1,247,531)	(388,117)	(185,910)	(190,953)	(1,324,836)	(300,682)	(2,572,367)	(486,592)	(1,324,361)	(1,920,462)
Operating loss	(970,809)	(146,231)	(151,612)	(190,913)	(976,501)	(297,588)	(1,947,310)	(449,200)	(1,239,736)	(1,237,676)
Other income (expense)
Interest income		2			2		2			50
Other income	4,000	12,000			12,000		16,000
Forgiveness of loan payable	7,900						7,900
Finance expense	(2,598)	(1,180)	(1,348)	(5,110)	(24,648)	(9,768)	(27,246)	(11,116)	(13,506)	(15,905)
Change in fair value of warrant liability	72,838	(22,519)			80,031		152,869
Total other income (expense)	82,140	(11,697)	(1,348)	(5,110)	67,385	(9,768)	149,525	(11,116)	(13,506)	(15,855)
Net loss	(888,669)	(157,928)	(152,960)	(196,023)	(909,116)	(307,356)	(1,797,785)	(460,316)	(1,253,242)	(1,253,531)
Other comprehensive income
Foreign currency translation adjustment			49,419	40,389		196,182		245,969	142,889	(30,706)
Comprehensive loss	$ (888,669)	$ (157,928)	$ (103,541)	$ (155,634)	$ (909,116)	$ (111,173)	$ (1,797,785)	$ (214,347)	$ (1,110,353)	$ (1,284,237)
Basic and diluted loss per common share | $ / shares	$ (0.46)	$ (0.13)	$ (0.23)	$ (0.29)	$ (0.79)	$ (0.46)	$ (1.27)	$ (0.68)	$ (1.84)	$ (1.88)
Oil and Gas [Member]
Revenue
Total revenue	$ 258,757	$ 228,497	$ 34,298	$ 40	$ 318,487	$ 3,094	$ 577,244	$ 37,392	$ 46,703	$ 682,786
Royalty [Member]
Revenue
Total revenue	$ 17,965	$ 13,389			$ 29,848		$ 47,813		$ 37,922